Non-Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Advance payments	€ 6,251	€ 8,113
Total non-current non-financial assets	6,251	8,113
Value added tax claims	22,611	12,602
Prepaid expenses	6,905	9,924
Miscellaneous other current non-financial assets	2,432	468
Total current non-financial assets	31,948	22,994
Total non-financial assets	38,199	€ 31,107
Germany
Disclosure of financial assets [line items]
Claims for value added taxes increased	€ 10,009